1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Inventory: Schedule of Inventory, Current (Tables)	12 Months Ended
Mar. 31, 2017
Tables/Schedules
Schedule of Inventory, Current
	March 31, 2017	March 31, 2016
Finished Goods – Catheters	$ 101,181	$ 62,554